Document and Entity Information	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Entity File Number	000-30707
Entity Registrant Name	FIRST NORTHERN COMMUNITY BANCORP
Entity Central Index Key	0001114927
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	68-0450397
Entity Address, Address Line One	195 N FIRST STREET
Entity Address, City or Town	DIXON
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95620
City Area Code	707
Local Phone Number	678-3041
Title of 12(b) Security	FNRN
Trading Symbol	FNRN
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false